SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

December 31, 2024 (Unaudited)
Shares		Value
Investment Company — 96.5%
11,306,296	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	$11,306,296
Total Investment Company		11,306,296
(Cost $11,306,296)
Total Investments		$11,306,296
(Cost $11,306,296) — 96.5%
Other assets in excess of liabilities — 3.5%		415,055
NET ASSETS — 100.0%		$11,721,351

(a)	Affiliated investment.